Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
STOCKHOLDERS' EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 5,160,271 and 5,019,659 shares of Class A common stock issued and outstanding, excluding 22,339,729 and 22,480,341 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 6,875,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders, except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination). Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020 and, 2019, there were 5,019,659 and 2,925,300 shares of Class A common stock issued and outstanding, excluding 22,480,341 and 24,574,700 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 6,875,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders, except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination). Holders of Founder Shares may also elect to convert their shares of Class B common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.

Blade Urban Air Mobility [Member]
STOCKHOLDERS' EQUITY

Note 8 — Stockholders’ Equity

Authorized Stock

Total shares authorized to be issued are 72,511,526, consisting of 50,300,000 shares of common stock, $0.00001 par value per share and 22,211,526 shares of preferred stock, $0.00001 par value per share. The designated preferred shares consist of 2,817,000 shares for Series Seed Convertible Preferred Stock (“Series Seed Preferred”), 6,734,526 shares for the Series A Convertible Preferred Stock (“Series A Convertible Preferred”), and 12,660,000 shares for the Series B Convertible Preferred Stock (“Series B Convertible Preferred”) and all series of convertible preferred stock (“Convertible Preferred Stock”).

Series Seed Convertible Preferred Stock

On December 23, 2014, Blade issued 2,817,000 shares of Series Seed Convertible Preferred stock, $0.00001 par value per share for $1.00 per share, for aggregate net proceeds of $2,817, pursuant to a stock purchase agreement dated December 23, 2014.

Series A Convertible Preferred Stock

During the period from May 3, 2016 through December 2, 2016, Blade issued 3,675,785 shares of Series A Convertible Preferred, $0.00001 par value per share, for $1.6323 per share, for aggregate net proceeds of $6,000, pursuant to a stock purchase agreement dated May 3, 2016. During May 2016, Blade issued 3,058,732 shares of Series A Convertible Preferred upon the conversion of convertible debt.

Series B Convertible Preferred Stock

During the period from January 30, 2018 through March 14, 2018, Blade issued 12,565,294 shares of Series B Convertible Preferred Stock for $2.9199 per share, $0.00001 par value per share, for aggregate net proceeds of $36,689, respectively, pursuant to a stock purchase agreement dated January 18, 2018.

Attributes of Convertible Preferred Stock

The Convertible Preferred Stock ranks senior to the Company’s common stock with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. The liquidation preferences are equal $1.00 per share for the Series Seed Convertible Preferred, $1.6323 per share for the Series A Convertible Preferred and $2.9199 per share for the Series B Convertible Preferred, in each case subject to adjustments as further described below. Upon a liquidity event, holders of the Convertible Preferred Stock are entitled to receive the greater of the liquidation preference for such series, or shares of common stock as if the shares were converted into common pursuant to the conversion formula for such series.

The Holders of the Convertible Preferred stock shall be entitled to receive dividends, when, as and if declared by the board of directors, at an annual rate of $0.08 per share for the Series Seed Convertible Preferred; an annual rate of $0.13 per share for the Series A Convertible Preferred and an annual rate of $0.2336 per share for the Series B Convertible Preferred, payable in preference to any dividend or distribution on the common shares in any calendar year. The right to the dividends on the preferred shares shall not be cumulative and there are no rights to dividends unless declared. Payment of any dividends to the holders of preferred stock shall be on a pro rata, pari passu basis in proportion to the dividend rates for each series of preferred stock.

The Convertible Preferred Stock is convertible at the option of the holders at any time into common shares at a price of $1.00 per share for the Series Seed Convertible Preferred; a price of $1.6323 per share for the Series A Convertible Preferred and a price per share of $2.9199 per share for the Series B Convertible Preferred. Each share of Convertible Preferred Stock shall automatically be converted into shares of common stock at the then effective conversion rate for such shares (i) immediately prior to the closing of a firm commitment underwritten initial public offering of its common stock at a price per share at least equal to $8.7597 per share (as may be adjusted for recapitalization) resulting in at least $50,000 in gross proceeds, or (ii) upon a written request for such conversion for the holders of a majority of the shares of preferred stock then outstanding on an as-converted basis. The conversion rate is subject to typical anti-dilution and other adjustments, including stock split and reverse stock split transactions and regular dividends declared on common shares. The conversion price is also subject to adjustment for (i) issuances of common stock at a price lower than the conversion price currently in effect for such series and (ii) only with respect to issuances after January 30, 2018 of options to purchase common stock and securities issued with conversion features, and such exercise price or conversion price, respectively, is less than the conversion price currently in effect for such series, then the conversion price for such series shall be adjusted downward on a weighted average basis. Through September 30, 2020, there have been no issuances or events which would cause the conversion price of the convertible stock to be adjusted. The initial issuance did not include a beneficial conversion feature as the conversion price used to set the conversion ratio at the time of issuance was equal to the Company’s common stock price. As of September 30, 2020 and 2019, the Convertible Preferred Stock is convertible into 22,116,811 shares of the Company’s common stock.

Holders of the Convertible Preferred Stock are entitled to vote with the holders of common shares on an as-converted basis. Holders of Convertible Preferred Stock are entitled to a separate class vote with respect to certain designee(s) for election to the Company’s Board of Directors, amendments to the Company’s organizational documents that have an adverse effect on the preferred shareholders and issuances by the Company of securities that are senior to, or equal in priority with, the preferred shares.

Holders of the Convertible Preferred Stock have certain registration rights with respect to the preferred shares and the shares of common shares into which they are converted, upon a qualifying IPO and upon request by investors, pursuant to the terms of a registration rights agreement.

Holders of certain of the Company’s shares of common and preferred stock have entered into agreements pursuant to which they must notify and provide the Company with the right to purchase shares that they intended to otherwise sell to third parties. The Company may, but is not obligated to, purchase those shares from such shareholders.

The Company’s Convertible Preferred Stock is classified within shareholders’ equity within the consolidated balance sheet.